1. Nature of Operations and Continuance of Business (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Details
Entity Incorporation, Date of Incorporation	Oct. 30, 1997
Revenues	$ 0
Accumulated deficit	(29,261,751)	$ (27,559,327)
Net loss	$ (1,702,424)	$ (558,974)	$ (931,290)